SEGMENT INFORMATION (Schedule of Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 71,685	$ 101,548
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	15,873	41,909
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 55,812	$ 59,639